Income taxes (Tables)	12 Months Ended
May 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	Year Ended May 31,	From August 11, 2020 (Inception) through May 31,
	2022	2021

Current income tax expense	$23,019	$15,764
Provision for income taxes	$23,019	$15,764

Schedule of components of net deferred tax assets and liabilities
	May 31, 2022	May 31, 2021

Deferred tax assets
Net operating loss carryforwards in China	$10,274	$2,976
Total deferred tax assets	10,274	2,976
Valuation allowance	(10,274)	(2,976)
Total net deferred tax asset	$-	$-

Schedule of reconciliation of the effective income tax rate
	Year Ended May 31,	From August 11, 2020 (Inception) through May 31,
	2022	2021

Tax at PRC statutory rate	25.0%	25.0%
Effect of non-utilization of Network ZKGC net loss	12.2%	6.0%
Effective tax rate	37.2%	31.0%

Schedule of taxes payable
	May 31, 2022	May 31, 2021

Income taxes	$37,838	$16,336
VAT	31,610	4,492
Other taxes	3,572	247
Total	$73,020	$21,075